Cover Document	Jul. 29, 2020
Document Information [Line Items]
Amendment Flag	false
Title of 12(b) Security	Common Stock, $.01 Par Value
City Area Code	(210)
Entity Address, Address Line One	111 W. Houston Street,
Entity Incorporation, State or Country Code	TX
Document Type	8-K
Document Period End Date	Jul. 29, 2020
Entity Registrant Name	Cullen/Frost Bankers, Inc.
Entity File Number	001-13221
Entity Tax Identification Number	74-1751768
Entity Address, City or Town	San Antonio,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
Local Phone Number	220-4011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CFR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000039263
Current Fiscal Year End Date	--12-31